Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU’s”) of the Financial Accounting Standards Board (“FASB”).
The consolidated financial statements are expressed in US dollars. The consolidated financial statements have been prepared on a historical cost basis, except for items that are required to be accounted for at fair value.
As the merger with FEAC has been accounted for as a reverse recapitalization, the historical operations of the Company represent that of Old enGene which is the accounting predecessor. The number of common shares, net loss per common share, the number of warrants to purchase common shares, and the number of stock options and the related exercise prices of the stock options issued and outstanding prior to the Reverse Recapitalization have been retrospectively restated to reflect the Exchange Ratio of approximately 0.18048 established in the Merger Agreement. For additional information on the Reverse Recapitalization, please refer to Note 3.

Use of Estimates
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include but are not limited to the accrual of research and development expenses, the recoverability of investment tax credits receivable and the valuations of common shares, redeemable convertible preferred shares, warrants to purchase redeemable convertible preferred shares, convertible debentures, embedded derivatives on convertible debt and share-based compensation. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. The Company evaluates its estimates and assumptions on an ongoing basis. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

Segment Information
Segment Information
Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company operates as a single business segment focused on research, discovery, and clinical development of human gene therapy products. The majority of the Company’s tangible assets are held in Canada.

Functional Currency Change
Functional Currency Change
Prior to November 1, 2022, Old enGene’s functional currency was the Canadian dollar (“CAD”), and its reporting currency was the U.S. dollar (“USD”). During the period, Old enGene reassessed its functional currency and determined that its functional currency changed from the Canadian dollar to the USD based on management’s analysis as a result of evaluating criteria within ASC 830. The change in functional currency is accounted for prospectively from November 1, 2022, and prior year financial statements have not been restated for the change in functional currency. All assets and liabilities were reported using the same USD values as previously reported under the USD reporting currency described above. As a result, the cumulative translation adjustment balance as of October 31, 2022, is carried forward and will remain unchanged.
The Company reported net realized and unrealized foreign currency transaction losses of $0.1 million and $0.7 million for the years ended October 31, 2023 and 2022, respectively. These gains and losses are reflected within other expense (income), net in the Company’s consolidated statements of operations and comprehensive loss.

Risk of Concentrations of Credit and Off-Balance Sheet Risk
Risk of Concentrations of Credit and
Off-Balance
Sheet Risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company regularly maintains deposits in accredited financial institutions in excess of federally insured limits.
As of October 31, 2023, the Company held cash deposits at Silicon Valley Bank, or SVB, in excess of Federal Deposit Insurance Corporation (FDIC) insured limits. On March 10, 2023, SVB was closed by the California Department of Financial Protection and Innovation, and the FDIC, was appointed as receiver. No losses were incurred by the Company on deposits that were held at SVB. Management believes that the Company is not currently exposed to significant credit risk as the Company’s deposits were held in custody at third-party financial institutions.
The Company is dependent on third-party Contract Development and Manufacturing Organization (“CDMOs”) and Contract Research Organization (“CRO”) with whom it does business. In particular, the

Company relies and expects to continue to rely on a small number of manufacturers to supply it with its requirements of active pharmaceutical ingredients and formulated drugs in order to perform research and development activities in its programs. The Company also relies on a limited number of third-party CROs to perform research and development activities on its behalf. These programs could be adversely affected by significant interruption from these providers.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company’s cash and cash equivalents include bank balances, demand deposits and other short-term, highly liquid investments. Cash and cash equivalents have been measured at amortized cost. The Company had no cash equivalents as of the years ended October 31, 2023 and 2022.

Restricted Investments
Restricted Investments
Restricted investments consist of temporary holdings of highly liquid Canadian guaranteed investment certificates held with a bank and is used as a guarantee of the Company’s short term borrowings and security deposits for it’s lease agreements. As of October 31, 2023, the Company classified $70 thousand of restricted investments within other assets on the Consolidated Balance Sheet associated with its lease agreement that has a term longer than twelve months.

Property and Equipment
Property and Equipment
Property and equipment are comprised mainly of research and development equipment, computer hardware and software, office furniture and equipment, and leasehold improvements. Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if applicable. Depreciation expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Lab equipment	5 years
Computer equipment	3 years
Computer software	5 years
Office furniture	5 years
Leasehold improvements	Shorter of remaining lease term or useful life
Estimated useful lives are periodically assessed to determine if changes are appropriate. Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation or amortization are eliminated from the consolidated balance sheet and any resulting gains or losses are included in the consolidated statements of operations and comprehensive loss in the period of disposal.
The Company reviews long-lived assets, such as property and equipment, for impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. If indicators of impairment are present, the assets are tested for recoverability by comparing the carrying amount of the assets to the related estimated future undiscounted cash flows that the assets are expected to generate. If the expected undiscounted cash flows are less than the carrying value of the assets, then the assets are considered to be impaired and its carrying value is written down to fair value, based on the related estimated discounted future cash flows. To date, no such impairment losses have been recorded.

Leases
Leases
The Company adopted FASB ASC 842 with an effective date of November 1, 2019, using the modified retrospective transition approach which uses the effective date as the date of initial application. In accordance with ASC 842, the Company determines whether an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date, when control of the underlying asset is transferred from the lessor to the lessee, as operating or finance leases and records a right-of-use
(“ROU”) asset and a lease liability on the consolidated balance sheet for all leases with an initial lease term of greater than 12 months. The Company has elected to not recognize leases with a lease term of 12 months or less on the balance sheet.
The Company enters into contracts that contain both lease and non-lease
components.
Non-lease
components may include maintenance, utilities, and other operating costs. For leases of real estate, the Company combines the lease and associated non-lease
components in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use
assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.
Lease assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term using the discount rate implicit in the lease if readily determinable. If the rate implicit is not readily determinable, the Company utilizes an estimate of its incremental borrowing rate based upon the available information at the lease commencement date. ROU assets are further adjusted for initial direct costs, prepaid rent, or incentives received. Operating lease payments are expensed using the straight-line method as an operating expense over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Fair Value Measurements of Financial Instruments
Fair Value Measurements of Financial Instruments
Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•
Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3—Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company’s convertible debentures embedded derivative, certain of its convertible debentures and warrant liabilities were carried at fair value, and were determined according to Level 3 inputs in the fair value hierarchy described above.

Fair Value Option
Fair Value Option
The Company elected the fair value option of accounting of ASC 825 for all convertible debentures issued in fiscal 2023 from their issuance date in order to not have to bifurcate any embedded derivatives in accordance with ASC 815. The notes for which the fair value option of accounting is elected are recorded at fair value upon the date of issuance and subsequently remeasured to fair value at each reporting period. Changes in the fair value of the notes accounted for at fair value, which include accrued interest, if any, are recorded as a component of other expense (income), net in the consolidated statement of operations and comprehensive loss. The Company has not elected to present interest expense separately from changes in fair value and therefore will not present interest expense associated with the notes. Any changes in fair value caused by instrument-specific credit risk are presented separately in other comprehensive income. During the year ended October 31, 2023, the Company did not record any changes in fair value related to instrument-specific credit risk. All costs associated with the issuance of the convertible debentures accounted for using the fair value option were expensed upon issuance.

Debt Issuance Costs
Debt Issuance Costs
The Company capitalizes certain legal, accounting, and other third-party fees that are directly associated with the issuance of debt not accounted for using the fair value option as debt issuance costs. Debt issuance costs are recorded as a direct reduction of the carrying amount of the associated debt on the Company’s consolidated balance sheets and amortized as interest expense on the Company’s consolidated statements of operations and comprehensive loss using the effective interest method.

Convertible Debenture Embedded Derivative Liabilities
Convertible Debenture Embedded Derivative Liabilities
The Company’s convertible debentures contained certain features that meet the definition of embedded derivatives requiring bifurcation from the convertible debenture instrument, for which the fair value option was not elected, as a separate compound derivative. The convertible debenture embedded derivative liabilities are initially measured at fair value on issuance and is subject to remeasurement at each reporting period with changes in fair value recognized in the change in fair value of derivative liabilities, net in the consolidated statements of operations and comprehensive loss.

Common Share and Preferred Share Warrants
Common Share and Preferred Share Warrants
The Company accounts for its common share warrants and redeemable convertible preferred shares warrants issued in connection with its various financing transactions based upon the characteristics and provisions of the instrument. Warrants that have been determined to be classified as liabilities are recorded on the consolidated balance sheets at their fair value on the date of issuance and remeasured to fair value at each reporting period, with the changes in fair value recognized in the change in fair value of warrant liabilities, net in the consolidated statements of operations and comprehensive loss. The Company adjusted the liability for changes in the fair value of these warrants until the earlier of the exercise of the warrants, the expiration of the warrants, or until such time as the warrants were no longer considered liability.

Convertible Debentures
Convertible Debentures
The Company’s 2022 Notes (as defined in Note 9) are convertible debentures that consist of a debt instrument, a minimum interest obligation, and a share conversion feature. Certain of the convertible debentures issued by the Company also included warrants to purchase redeemable convertible preferred shares, which were classified as liabilities. The Company identified embedded derivatives related to certain share conversion and repayment features within the convertible notes that required bifurcation as a single compound derivative instrument. At inception, the Company utilized the residual method to determine the value of the debt instrument based on the difference between gross proceeds and the estimated fair value of the embedded derivative and any warrants that were issued. The debt instrument is accounted for using the amortized cost method. The discounts on debt resulting from any issuance costs, embedded derivatives and warrants are amortized over the life of the debt using the effective interest method. The issuance costs allocated to the embedded derivatives and warrants are expensed at inception.

Research and Development Expenses
Research and Development Expenses
Research and development expenses are comprised primarily of costs incurred for our drug discovery efforts and development of our product candidates. These expenses include salaries, employee benefits, and share-based compensation expense for our research and development personnel, materials, supplies, depreciation on and maintenance of research equipment, the cost of services provided by outside CROs and consultants to conduct research and development activities including costs of clinical trials and manufacturing, and the allocable portions of facility costs, such as rent, utilities, and general support services. All costs associated with research and development are expensed as incurred.
Management estimates the Company’s accrued research and development expenses as of each balance sheet date in the Company’s financial statements based on facts and circumstances known to the Company at that time. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly. Nonrefundable advance payments for goods and services are deferred and recognized as expense in the period that the related goods are consumed or services are performed.

Patent Costs
Patent Costs
All patent-related costs incurred in connection with filing and prosecuting patent applications such as direct application fees, and legal and consulting expenses are expensed as incurred due to the uncertainty about the recovery of the expenditure. Patent-related costs are classified as general and administrative expenses within the Company’s consolidated statements of operations.

Share-Based Compensation
Share-Based Compensation
The Company has an incentive equity plan (the “2023 Incentive Equity Plan” or the “2023 Plan”), whereby employees render services as consideration for equity instruments. The Plan was adopted on October 31, 2023 upon the completion of the Reverse Recapitalization and superseded Old enGene’s employee stock option plan (the “ESOP”) and equity incentive plan (the “EIP”) (collectively, the “Old Plans”). The Company measures all share-based awards granted to employees, officers, directors and non-employees
based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company accounts for forfeitures of its share-based awards as they occur. The Company issues share-based awards with service-based vesting conditions and awards with both performance and service-based vesting conditions. For share-based awards with service-based vesting conditions, the Company records the expense using the straight-line method including when such awards have graded vesting. For share-based awards with both performance and service-based vesting conditions, the Company records the expense using an accelerated attribution method, once the performance conditions are considered probable of being achieved, using management’s best estimate.
The fair value of each stock option is estimated on the date of grant using the Black-Scholes option-pricing model, which requires inputs based on certain subjective assumptions, including the fair value of the Company’s common shares, expected share price volatility, the expected term of the award, the risk-free interest rate for a period that approximates the expected term of the option, and the Company’s expected dividend yield. The Company determines the volatility for awards granted based on an analysis of reported data for a group of guideline companies that have issued options with substantially similar terms. The expected volatility has been determined using a weighted average of the historical volatility measures of this group of guideline companies. The expected option term was calculated based on the simplified method for awards with only service based vesting conditions, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. For awards with both performance and service based vesting conditions, the expected term has been determined using management’s best estimate considering the characteristics of the award, contractual life, the timing of the expected achievement of the performance conditions, the remaining time-based vesting period, if any, and comparison to expected terms used by peers. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The Company has not paid, and does not anticipate paying, cash dividends on its common shares; therefore, the expected dividend yield is assumed to be zero.
Prior to the consummation of the Reverse Recapitalization, because there was no public market for the Company’s common shares, the Board of Directors has determined the fair value of the Company’s common stock based on third-party valuations of the Company’s common shares. Initially, the estimated enterprise equity value of the Company was determined using a market approach and/or cost approach by considering the weighting of scenarios estimated using a back-solve method based on recent financing transactions of the Company. This value was then allocated towards the Company’s various securities of its capital structure using an option pricing method, or OPM, and a waterfall approach based on the order of the superiority of the rights and preferences of the various securities relative to one another.
Significant assumptions used in the OPM to determine the fair value of common shares include volatility, discount for lack of marketability, and the expected timing of a future liquidity event such as an initial public offering (“IPO”), or sale of the Company in light of prevailing market conditions. This valuation process creates a range of equity values both between and within scenarios. In addition, the Company’s Board of Directors considered various objective and subjective factors to determine the fair value of the Company’s common shares as of each grant date, including the prices at which Old enGene sold shares of redeemable convertible preferred shares and the superior rights and preferences of the redeemable convertible preferred shares relative to its common shares at the time of each grant, external market conditions, the progress of the Company’s research and development programs, the Company’s financial position, including cash on hand, and its historical and forecasted performance and operating results, and the lack of an active public market for the Company’s common shares and redeemable convertible preferred shares, among other factors.
The assumptions underlying these valuations represented management’s best estimate, which involved inherent uncertainties and the application of management’s judgment and these valuations are sensitive to changes in the unobservable inputs. As a result, if the Company had used different assumptions or estimates or if there are changes to the unobservable inputs, the fair value of its common shares and share-based compensation expense could have been materially different.

Subsequent to becoming a publicly traded Company upon the consummation of the Reverse Recapitalization, the fair value of common stock underlying equity awards is based on the market price of the Company’s common stock at the date of the grant.
The Company’s share-based compensation expense is recorded in general and administrative and research and development expenses in the Company’s consolidated statements of operations and comprehensive loss.

Income Taxes
Income Taxes
The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on differences between the consolidated financial statement carrying amounts and the tax basis of the assets and liabilities using the enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance against deferred tax assets is recorded if, based on the weight of the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in shareholders’ deficit that result from transactions and economic events other than those with shareholders. The Company’s comprehensive loss includes foreign currency translation.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of common shares outstanding during the period and, if dilutive, the weighted-average number of potential shares of common shares. Net loss per share attributable to common shareholders is calculated using the two-class
method, which is an earnings allocation formula that determines net loss per share for the holders of the Company’s common shares and participating securities. Net loss attributable to common shareholders is allocated first based on dividend rights and then to common and preferred shareholders based on ownership interests on an as-converted
basis as if all the earnings for the period had been distributed.
When considering the impact of the convertible equity instruments, diluted net loss per share is computed using the more dilutive of (a) the two-class
method or (b) the
if-converted
method. The Company allocates earnings first to preferred shareholders and warrant holders based on dividend rights and then to common and preferred shareholders and warrant holders based on ownership interests. The weighted-average number of common shares included in the computation of diluted net loss gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, and the potential issuance of common shares upon the conversion of the convertible notes. Common stock equivalent shares are excluded from the computation of diluted net loss per share if their effect is antidilutive. In periods in which the Company reports a net loss attributable to common shareholders, diluted net loss per share attributable to common shareholders is generally the same as basic net loss per share attributable to common shareholders because dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. See Note 13, Net Loss per Share, for further detail.

Deferred Transaction Costs
Deferred Transaction Costs
The Company capitalized certain legal, professional accounting and other third-party fees that were directly associated with the Reverse Recapitalization and PIPE Financing as deferred transaction costs until such transaction was consummated. After the consummation of such transaction, these costs were recorded within equity as a reduction of the common share and warrants value within additional paid in capital, for both instruments issued and assumed to shareholders of FEAC and to PIPE financing investors, were allocated to each on a relative fair value basis. The Company incurred a total of $
11.3
million of transaction costs as part of the Reverse Recapitalization and PIPE Financing. The Company did

not have any deferred transaction costs recorded on the balance sheet as of October 31, 2023 and 2022. In addition, transaction costs of $0.8 million related to the issuance of the April 2023 Notes and the May 2023 Notes for which the fair value option of accounting was elected and those allocated to the liability classified warrants issued as part of the 2023 Financing are not deferred and are included in general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss.

Government Assistance Programs for Research and Development Expenditures
Government Assistance Programs for Research and Development Expenditures
The Company was eligible to claim Canadian federal and provincial tax credits as a Canadian controlled private corporation (“CCPC”) on eligible research and development expenditures through September 2023, at which time the Company lost its status as a CCPC. In addition, effective for fiscal 2023, the Company’s maximum refundable tax credits were reduced due to the Company’s taxable capital, as defined by the tax authorities, which reduction in credits has been recorded in the fourth quarter. The Canadian federal government offers a tax incentive to companies performing research and development activities in Canada and this tax incentive can be refunded or used to reduce federal income taxes in Canada otherwise payable. Such credits, if not refunded or used in the year earned, can be carried forward for a period of twenty years. The Quebec provincial government offers a similar refundable incentive. The investment tax credits recorded are based on management’s estimates of amounts expected to be recovered and are subject to audit by the taxation authorities, the resulting adjustments of which could be significant. Following the loss of CCPC status, the Company’s eligible research and development expenditures tax credits will be earned at a lower rate and some will no longer be refundable.
Amounts received or receivable resulting from government assistance programs, including investment tax credits for research and development, are recognized when there is reasonable assurance that the amount will be received, and all attached conditions will be complied with. Reimbursements of eligible research and development expenditures pursuant to government assistance programs are received in cash. The amounts receivable are recorded as reductions of research and development costs when the related costs have been incurred and there is reasonable assurance regarding collection of the claim. During the years ended October 31, 2023 and 2022, the Company recorded $1.1 million and $1.4 million, respectively, as a reduction of research and development expense associated with research and development investment tax credits.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements - Not Yet Adopted
Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU
No. 2019-12,
or
ASU-2019-12,
Simplifying the Accounting for Income Tax, which contains several provisions that reduce financial statement complexity including removing the exception to the incremental approach for intra-period tax expense allocation when a company has a loss from continuing operations and income from other items not included in continuing operations. The Company adopted this accounting standard as of November 1, 2021 with no material impact on its consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU
2020-06”),
which simplifies and clarifies certain calculation and presentation matters related to convertible and equity and debt instruments. Specifically,
ASU2020-06
removes requirements to separately account for conversion features as a derivative under ASC Topic 815 and removing the requirement to account for beneficial conversion features on such instruments. ASU
2020-06
also provides clearer guidance surrounding disclosure of such instruments and provides specific guidance for how such instruments are to be incorporated in the calculation of Diluted EPS. The Company adopted this standard on November 1, 2020 and the adoption did not have a material impact on the consolidated financial statements and related disclosures.
In November 2021, the FASB issued ASU
2021-10,
Government Assistance (Topic 832): Disclosure by Business Entities about Government Assistance (“ASU
2021-10”),
which improves the transparency of government assistance received by most business entities by requiring the disclosure of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity’s financial statements. This guidance is effective for financial statements issued for annual periods beginning after December 15, 2021. The Company adopted ASU
2021-10
effective November 1, 2021 and included incremental financial statement disclosures, and the adoption did not have a material impact on its consolidated financial statements.
Recently Issued Accounting Pronouncements—Not Yet Adopted
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
This new standard changes the impairment model for most financial assets and certain other instruments. Entities will be required to use a model that will result in the earlier recognition of allowances for losses for trade and other receivables, held-to-maturity
debt securities, loans, and other instruments. For
available-for-sale
debt securities with unrealized losses, the losses will be recognized as allowances rather than reductions in the amortized cost of the securities. In November 2019, the FASB issued ASU
2019-10,
Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842) (“ASC
2019-10”),
which defers the effective date of ASU
2016-13
to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for entities meeting the definition of a smaller reporting company. The Company will adopt ASU
2016-13
effective November 1, 2023. The Company does not expect the adoption of ASU
2016-13
will have a material impact on the consolidated financial statements.
In June 2022, the FASB issued ASU
No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which amends guidance in ASC 820 to clarify that a contractual sales restriction is not considered in measuring an equity security at fair value and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value. This ASU is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company does not expect that the adoption of this standard will have a material impact on its financial statements and related disclosures.

In November 2023, the FASB issued ASU
No. 2023-07,
Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which requires incremental disclosure of segment information on an interim and annual basis. This ASU is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Retrospective application to all prior periods presented in the financial statements is required for public entities. The Company is currently evaluating the impact of the guidance on the financial statements disclosures.